Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000210871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent		8.47%	6.32%	6.85%
C000210872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent		10.68%	6.31%	6.82%
Without Sales Load [Member] | C000210871
Average Annual Return [Line Items]
Average Annual Return, Percent		12.70%	7.13%	7.65%
Without Sales Load [Member] | C000210872
Average Annual Return [Line Items]
Average Annual Return, Percent		11.68%	6.31%	6.82%
Without Sales Load [Member] | C000210870
Average Annual Return [Line Items]
Average Annual Return, Percent		12.96%	7.41%	7.92%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		15.04%	8.67%	9.09%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		15.04%	8.67%	9.09%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		25.02%	14.53%	15.27%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		15.04%	8.67%	9.09%